Commitments and Contingencies (Details) - USD ($)			9 Months Ended
	Mar. 25, 2021	Jan. 20, 2021	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Additional Units (in Shares)		3,750,000
Underwriting discount per unit (in Dollars per share)		$ 0.2
Payments for underwriting expense		$ 5,000,000
Deferred underwriting discount per unit (in Dollars per share)		$ 0.35
Deferred underwriting commissions			$ 10,890,707
Deferred underwriting commission		$ 8,800,000
IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Additional Units (in Shares)	31,116,305	25,000,000
Underwriting discount per unit (in Dollars per share)	$ 0.2
Payments for underwriting expense	$ 6,200,000
Deferred underwriting discount per unit (in Dollars per share)	$ 0.35
Deferred underwriting commissions	$ 10,900,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Additional Units (in Shares)	3,616,305	28,750,000
Threshold option period for expiration of remaining overallotment option	45 days
Payments for underwriting expense		$ 5,800,000
Deferred underwriting commissions		$ 10,100,000
Underwriting option		45 days
Underwriting Agreement [Member] | IPO [Member]
Commitments and Contingencies (Details) [Line Items]
Option grant to underwriters to purchase additional units			45 days
Additional Units (in Shares)			4,125,000